Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right-of-Use Assets

	Note	Land and buildings	Rolling stock	Equipment	Total
Cost
Balance at December 31, 2020		452,106	191,164	2,290	645,560
Transfer to property and equipment		-	(21,474)	-	(21,474)
Other additions		37,768	51,494	1,084	90,346
Additions through business combinations*	5	57,916	52,465	1,209	111,590
Derecognition**		(39,842)	(40,434)	(668)	(80,944)
Effect of movements in exchange rates		2,329	495	(12)	2,812
Balance at December 31, 2021		510,277	233,710	3,903	747,890
Other additions		62,353	53,906	962	117,221
Additions through business combinations*	5	14,217	14,052	-	28,269
Sale of business	6	(238)	(5,780)	-	(6,018)
Derecognition**		(31,475)	(34,221)	(977)	(66,673)
Effect of movements in exchange rates		(26,343)	(9,624)	(91)	(36,058)
Balance at December 31, 2022		528,791	252,043	3,797	784,631

Depreciation
Balance at December 31, 2020		232,541	74,503	1,231	308,275
Transfer to property and equipment		-	(5,746)	-	(5,746)
Depreciation		59,719	51,953	1,110	112,782
Derecognition**		(35,691)	(30,926)	(579)	(67,196)
Effect of movements in exchange rates		938	308	(4)	1,242
Balance at December 31, 2021		257,507	90,092	1,758	349,357
Depreciation		66,036	59,101	1,139	126,276
Sale of business	6	(130)	(2,685)	-	(2,815)
Derecognition**		(22,733)	(26,783)	(1,082)	(50,598)
Effect of movements in exchange rates		(14,424)	(4,754)	(51)	(19,229)
Balance at December 31, 2022		286,256	114,971	1,764	402,991

Net carrying amounts
At December 31, 2021		252,770	143,618	2,145	398,533
At December 31, 2022		242,535	137,072	2,033	381,640
* Includes non-material adjustments to prior year’s acquisitions
** Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.